UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/06
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
August 7, 2006

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                21
                                              -----------
Form 13F Information Table Value Total:       $   104,398
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 6/30/06



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Abington Community Banc. COM  00350R106  1,862   124,300 SH    SOLE             124,300
AC Moore, Inc.           COM  00086T103    200    12,256 SH    SOLE              12,256
Advanta Corporation      CLA  007942105  7,158   218,300 SH    SOLE             218,300
Ameritrade               COM  03074K100  5,258   355,000 SH    SOLE             355,000
ASV, Inc.                COM  001963107  1,060    46,000 SH    SOLE              46,000
Berkshire Hathawayc.     CLA  084670108  3,300        36 SH    SOLE                  36
Black & Decker, Inc.     COM  091797100 11,275   133,500 SH    SOLE             133,500
Cabelas, Inc.            COM  126804301  5,903   306,500 SH    SOLE             306,500
Career Education Corp.   COM  141665109  4,185   140,000 SH    SOLE             140,000
El Paso Corporation      COM  28336L109  6,511   434,100 SH    SOLE             434,100
Federal Agric. Mortgage  CLC  313148306 19,459   702,500 SH    SOLE             702,500
Federal Agric. Mortgage  CLA  313148108    916    49,500 SH    SOLE              49,500
First Data Corp.         COM  319963104  5,301   117,700 SH    SOLE             117,700
International Speedway   CLA  460335201    696    15,000 SH    SOLE              15,000
International Speedway   CLB  460335300    452     9,750 SH    SOLE               9.750
St. Joe Company          COM  790148100  2,699    58,000 SH    SOLE              58,000
MBIA, Inc.               COM  55262C100  8,519   145,500 SH    SOLE             145,500
Molson Coors Brewing     CLA  60871R100  2,325    33,700 SH    SOLE              33,700
Ocean Shore HoldingCorp  COM  67501P107  1,565   125,000 SH    SOLE             125,000
Polaris Industries, Inc. COM  731068102 13,328   307,800 SH    SOLE             307,800
Willow Grove Bancorp     COM  97111W101  2,426   152,500 SH    SOLE             152,500

REPORT SUMMARY:                 21      104,398